OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Schedule of other accounts payable and accrued expenses

	December 31,
	2025	2024
Employees and related accruals	$7,105	$10,721
Government authorities	12,672	6,446
Deferred revenue	4,152	18,945
Other	8,940	2,454
Total	$32,869	$38,566